Common Stock and Stock Option Plans - Additional Information (Detail)											12 Months Ended
	Jun. 23, 2016 EUR (€) shares Years	Jun. 25, 2015 EUR (€) shares Years	Jun. 26, 2014 EUR (€) shares	Jun. 24, 2013 EUR (€) shares	Jun. 26, 2012 EUR (€) shares	Mar. 24, 2011 EUR (€) shares	Oct. 21, 2010 EUR (€) shares	Mar. 24, 2010 shares	Mar. 22, 2010 EUR (€) shares	Jan. 06, 2010 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option											573,477	6,658,848	1,769,890
Option duration											8
Weighted average share price | $											$ 5.74	$ 20.33	$ 154.88
Stock options plan [member] | 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option										220,000	8,668
Share-based payment arrangement, date of grant																		January 6, 2010
Stock option exercise price | €										€ 14.71									€ 373.44
Stock options expire										Jan. 06, 2018	Jan. 06, 2018
Percentage options vested										110,000 of these stock options vested immediately, 55,000 vested as of January 7, 2011 and 55,000 vested as of January 7, 2012
Stock options plan [member] | 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option				1,642,574							61,443
Share-based payment arrangement, date of grant															June 24, 2013
Stock option exercise price | €																			493.44
Stock options expire											Jun. 24, 2021
Stock options plan [member] | 2013 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option				180,000
Stock option exercise price | €				€ 18.47
Percentage options vested				The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated).
Stock options plan [member] | 2013 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option				1,062,574
Stock option exercise price | €				€ 18.47
Percentage options vested				The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated).
Stock options plan [member] | 2013 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option				200,000
Stock options plan [member] | 2013 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option				100,000
Stock options plan [member] | 2013 [member] | Chief Executive Officer and Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €				€ 18.47
Percentage options vested				The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated).
Stock options plan [member] | 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option			1,655,843								61,939
Share-based payment arrangement, date of grant														June 26, 2014
Stock option exercise price | €																			274.88
Stock options expire											Jun. 26, 2022
Stock options plan [member] | 2014 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option			120,000
Stock option exercise price | €			€ 10.29
Percentage options vested			The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated).
Stock options plan [member] | 2014 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option			1,135,843
Stock option exercise price | €			€ 10.29
Percentage options vested			The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated).
Stock options plan [member] | 2014 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option			200,000
Stock options plan [member] | 2014 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option			100,000
Stock options plan [member] | 2014 [member] | Chief Executive Officer and Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €			€ 10.29
Percentage options vested			The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated).
Stock options plan [member] | 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option		1,769,890									66,205
Share-based payment arrangement, date of grant													June 25, 2015
Stock option exercise price | €																			160.64
Stock options expire											Jun. 25, 2023
Option duration | Years		4
Stock options plan [member] | 2015 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option		159,000
Stock option exercise price | €		€ 6.01
Percentage options vested		The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated).
Stock options plan [member] | 2015 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option		1,168,290
Stock option exercise price | €		€ 6.01
Percentage options vested		The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated)
Stock options plan [member] | 2015 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option		220,600
Stock options plan [member] | 2015 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option		111,000
Stock options plan [member] | 2015 [member] | Chief Executive Officer and Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €		€ 6.01
Percentage options vested		The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated).
Stock options plan [member] | 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option	6,658,848										208,089
Share-based payment arrangement, date of grant												June 23, 2016
Stock option exercise price | €																			21.76
Stock options expire											Jun. 23, 2024
Option duration | Years	4
Stock options plan [member] | 2016 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option	318,080
Stock option exercise price | €	€ 0.68
Percentage options vested	The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated)
Stock options plan [member] | 2016 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option	4,126,368
Stock option exercise price | €	€ 0.68
Percentage options vested	The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated)
Stock options plan [member] | 2016 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option	882,400
Stock options plan [member] | 2016 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option	444,000
Stock options plan [member] | 2016 [member] | Chief Executive Officer and Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €	€ 0.68
Percentage options vested	The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated).
Stock options plan [member] | 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option					1,410,625						55,563
Share-based payment arrangement, date of grant																June 26, 2012
Stock option exercise price | €																			476.48
Stock options expire											Jun. 26, 2020
Stock options plan [member] | 2012 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option					590,625
Stock option exercise price | €					€ 18.77
Percentage options vested					The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated).
Stock options plan [member] | 2012 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option					200,000
Stock options plan [member] | 2012 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option					100,000
Stock options plan [member] | 2012 [member] | Chief Executive Officer and Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €					€ 18.77
Percentage options vested					The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated).
Stock options plan [member] | 2012 [member] | Executive Committee [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option					420,000
Stock option exercise price | €					€ 18.77
Percentage options vested					The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated).
Stock options plan [member] | 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option								1,164,363			45,863
Share-based payment arrangement, date of grant																	March 24, 2011
Stock option exercise price | €																			646.72
Stock options expire											Mar. 24, 2019
Stock options plan [member] | 2011 [member] | Beneficiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option						964,363
Stock option exercise price | €						€ 25.48
Stock options expire						Mar. 24, 2019
Percentage options vested						Rights to these options vest by one-third during each of the first three years of the plan.
Stock options plan [member] | 2011 [member] | Chairman and Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option exercise price | €						€ 25.48
Percentage options vested						Rights to these options vest by one-third during each of the first three years of the plan.
Stock options plan [member] | 2011 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option						133,333
Stock options plan [member] | 2011 [member] | Chairman [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option						66,667
Stock options plan two [member] | 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option									1,548,150		60,980
Share-based payment arrangement, date of grant																		March 22, 2010
Stock option exercise price | €																			493.44
Stock options expire											Mar. 22, 2018
Stock options plan two [member] | 2010 [member] | Beneficiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option									1,348,150
Stock option exercise price | €									€ 19.44
Stock options expire									Mar. 22, 2018
Percentage options vested									Rights to these options vested by one-third during each of the first three years of the plan
Stock options plan two [member] | 2010 [member] | Chairman and Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option									200,000
Stock option exercise price | €									€ 19.44
Percentage options vested									Rights to these options vest by one-third during each of the first three years of the plan.
Performance Units Allocation Plan [Member] | 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment arrangement, date of grant													June 25, 2015
Percentage options vested		Three-year
Number of performance units		712,300
Percentage of global allocation		60.00%
Performance Units Allocation Plan [Member] | 2015 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units		20,000
Performance Units Allocation Plan [Member] | 2015 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units		639,800
Performance Units Allocation Plan [Member] | 2015 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units		27,500
Performance Units Allocation Plan [Member] | 2015 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units		12,500
Performance Units Allocation Plan [Member] | 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment arrangement, date of grant												June 23, 2016
Percentage options vested												Three-year
Number of performance units	2,566,880
Percentage of global allocation	60.00%
Performance Units Allocation Plan [Member] | 2016 [member] | Other Corporate Committee Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units	39,680
Performance Units Allocation Plan [Member] | 2016 [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units	2,269,440
Performance Units Allocation Plan [Member] | 2016 [member] | Chief Executive Officer 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units	108,960
Performance Units Allocation Plan [Member] | 2016 [member] | Corporate Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of performance units	49,600
Stock options plan three [member] | 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock option							120,000				4,727
Share-based payment arrangement, date of grant																		October 21, 2010
Stock option exercise price | €							€ 16.88												€ 428.80
Stock options expire							Oct. 21, 2018				Oct. 21, 2018
Percentage options vested							Rights to these options vested by one-third during each of the first three years of the plan.